Exploration and evaluation assets (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
VAT recovery	$ 24,632	$ 302,786	$ 561,086
VAT refund from prior years	7,159	83,660	173,876
Tuligtic Member
IfrsStatementLineItems [Line Items]
Impairment of acquisition costs	0	0	11,308,720
Impairment of deferred exploration cost	$ 82,751	$ 55,374	$ 52,514,758